Long-Term Debt - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Nov. 19, 2002 USD ($) Installment	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Line of credit			$ 52,100,000
Remaining borrowing availability			52,100,000
Long term advances			0	$ 0
Proceeds from Private placement, outstanding balance			$ 9,547,000	9,558,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security		$ 1,000
Minimum investment required under private placement		$ 50,000
Debt securities final maturity date		Mar. 31, 2024
Proceeds from Private placement, outstanding balance				9,500,000
Debt instrument earliest redemption date		Mar. 31, 2019
Interest rate of private placement			5.75%
Final maturity drops period			5 years
Percentage of proceeds from sale of securities imposed as reduction			20.00%
Mortgages [Member]
Debt Instrument [Line Items]
Proceeds from Private placement, outstanding balance	$ 129,000		$ 24,526	$ 35,738
Interest rate of private placement	6.00%
Quarterly installments on private placement | Installment	60
Quarterly installment amount	$ 3,277
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long term advances			$ 20,500,000